Additional information - Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Condensed statement of profit or loss
Exceptional items	£ (8,209)	£ (36,626)	£ (47,778)
Finance income	8,037	37,754	2,496
Loss before income tax	(46,985)	(39,664)	(130,724)
Income tax expense	4,031	6,641	17,565
Loss for the year	(42,954)	(33,023)	(113,159)
Parent
Condensed statement of profit or loss
Operating expenses excluding exceptional items	(6,448)	(7,816)	(10,866)
Exceptional items	306	(55)	(43,324)
Finance income	6,992	6,973	2,509
Loss before income tax	850	(898)	(51,681)
Income tax expense	(2)	(1)
Loss for the year	£ 848	£ (899)	£ (51,681)